Subsequent Events	12 Months Ended
Oct. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
7.	Subsequent Events

The Company evaluated events that have occurred after the balance sheet date of October 31, 2013 through the date which the  financials were available to be issued. Based upon this review, other than as already disclosed within these financial statements in Note 3 – Summary of Significant Accounting Policies, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.